Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 97,471,465	$ 97,153,624
Creditors for Purchase to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	340,249	76,689
Collections and Other Transactions on Behalf of Third Parties [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	11,041,676	15,977,376
Obligations for Purchase Financing [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	74,952,107	65,393,841
Creditors for Purchase of Foreign Currency to be Settled [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	506,226	2,237,420
Accrued Fees Payable [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	608,453	691,386
Sundry Items Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	1,249,817	881,007
Sundry Items not Subject to Minimum Cash [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	3,732,783	5,596,529
Leases Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	4,363,406	5,129,987
Other Financial Liabilities [member]
Disclosure Of Other Financial Liabilities [line items]
Other Financial Liabilities	$ 676,748	$ 1,169,389